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                                                        OMB Number: 3235-0578
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-2957

                              KEYCO BOND FUND, INC.
               (Exact name of registrant as specified in charter)

     27777 Franklin Road, Suite 1630                                     48034
          Southfield, Michigan                                        (Zip code)
(Address of principal executive offices)

                            Joel D. Tauber, President
                              Keyco Bond Fund, Inc.
                         27777 Franklin Road, Suite 1630
                           Southfield, Michigan 48034
                     (Name and Address of agent for service)

       Registrant's telephone number, including area code: (248) 353-0790

                      Date of fiscal year end: September 30

                     Date of reporting period: June 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays current valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

KEYCO BOND FUND, INC. - SCHEDULE OF INVESTMENTS
JUNE 30, 2007

                     LONG-TERM STATE AND                         PRINCIPAL        FAIR
                    MUNICIPAL OBLIGATIONS                          AMOUNT        VALUE
                    ---------------------                       -----------   -----------
MICHIGAN (51.9% OF INVESTMENT FAIR VALUE)
Berkley, Michigan, City School District, 5%, May 2019           $   425,000   $   440,513
Detroit, Michigan, FSA, Series A, 5%, April 2019                    640,000       655,066
Detroit, Michigan, City School District, 5.5%, May 2020             385,000       409,382
Detroit, Michigan, City School District, 5%, May 2022               500,000       524,655
Detroit, Michigan, Sewage Disposal, Series A, 5%, July 2022         250,000       259,505
Detroit, Michigan, Sewage Disposal, Series A, 5%, July 2024         350,000       359,468
Dundee, Michigan, Community School District, 5.375%, May 2020       365,000       379,038
Ferndale, Michigan, School District, 5%, May 2022                   450,000       463,149
Grand Ledge, Michigan, Public Schools, 5%, May 2022                 400,000       415,176
Kalamazoo, Michigan, Hospital Finance Authority, Facilities
   Revenue, Bronson Methodist Hospital, 5.25%, May 2018             125,000       127,769
Kalamazoo, Michigan, Hospital Finance Authority, Facilities
   Revenue, Bronson Methodist Hospital, 5.25%, May 2018             145,000       147,875
Lincoln, Michigan, Consolidated School District, 5%, May 2018       170,000       171,681
Livonia, Michigan, Public Schools, 5.75%, May 2018                  380,000       398,384
Macomb County, Michigan, Building Authority, 5%, March 2021         500,000       513,470
Madison, Michigan, District Public Schools, 5.125%, May 2018        750,000       766,635
Michigan Municipal Bond Authority Revenue, Local Government
   Loan Program, 6%, December 2013                                  130,000       130,237
Michigan Municipal Bond Authority Revenue, Local Government
   Loan Program, 5.375%, November 2017                              125,000       125,653
Michigan Municipal Bond Authority Revenue, Clean Water,
   State Revolving Fund, 5%, October 2022                           325,000       339,245
Michigan Municipal Bond Authority Revenue, Clean Water,
   State Revolving Fund, 5%, October 2023                           535,000       552,618
Michigan State Building Authority Revenue, Series 1, 4.75%,
   October 2021                                                     270,000       271,836
Michigan State Trunk Line, Series A, 4.75%, November 2020           120,000       121,500
Michigan State House of Representatives Certificates of
   Participation, 5%, August 2020                                   460,000       469,030
Novi, Michigan, Building Authority, 5.6%, October 2019              420,000       444,944
Saginaw Valley State University General Revenue, Michigan,
   5.25%, July 2019                                                 525,000       542,640
Saginaw Valley State University General Revenue, Michigan,
   5.25%, July 2019                                                  85,000        87,688
Standish-Sterling, Michigan, Community Schools, 5.1%,
   May 2018                                                         150,000       151,605
Utica, Michigan, Community Schools, 5%, May 2020                    400,000       415,332
Warren, Michigan, Water and Sewer Revenue, 5.25%, November
   2019                                                             500,000       525,365
Wayne County, Michigan, Airport Revenue, Series B, 5.25%,
   December 2015                                                    135,000       138,332
Wayne County, Michigan, Airport Revenue, Series B, 5.25%,
   December 2017                                                    500,000       512,065
Wayne County, Michigan, Airport Revenue, Series B, 4.875%,
   December 2023                                                    325,000       329,102

KEYCO BOND FUND, INC. - SCHEDULE OF INVESTMENTS
JUNE 30, 2007

                     LONG-TERM STATE AND                         PRINCIPAL        FAIR
                    MUNICIPAL OBLIGATIONS                          AMOUNT        VALUE
                    ---------------------                       -----------   -----------
MICHIGAN (CONTINUED)
West Ottawa, Michigan, Public School District, Series A, 5%,
   May 2022                                                     $   125,000   $   130,810
West Ottawa, Michigan, Public School District, Series A, 5%,
   May 2022                                                         440,000       454,061
Wyandotte, Michigan, Downtown Development, 6.25%,
   December 2008                                                    335,000       341,355
Wyoming, Michigan, Public Schools, 5.25%, May 2017                  675,000       683,032
Zeeland, Michigan, Public Schools, 5%, May 2023                     225,000       233,393
                                                                -----------   -----------
                                                                 12,640,000    13,031,609
                                                                -----------   -----------
ALL OTHER STATES AND TERRITORIES (48.1% OF INVESTMENT FAIR
   VALUE)
Collier County, Florida, School Board Certificates of
   Participation, 4.625%, February 2026                         $   425,000   $   415,382
Gainesville, Florida, Utilities System Revenue, 6.5%,
   October 2014                                                     750,000       827,377
Honolulu, Hawaii, New Public Housing Authority, 5.75%,
   August 2008                                                      290,000       295,931
Honolulu, Hawaii, New Public Housing Authority, 5.75%,
   August 2009                                                      700,000       726,607
Illinois State, 4.85%, October 2024                                 425,000       432,837
Southern Illinois University Revenue, 5%, April 2026                750,000       774,607
Maryland State Health and Higher Educational Facilities
   Authority Revenue Johns Hopkins Hospital
   Redevelopment Issue, 6.625%, July 2008                            85,000        86,029
Clark County, Nevada, 5%, November 2024                             300,000       311,763
Mercer County, New Jersey, Improvement Authority Revenue,
   State Justice Complex, 6.4%, January 2018                        500,000       563,970
Metropolitan Transportation Authority, New York, Commuter
   Facilities Revenue, 5.25%, July 2017                             310,000       318,711
Metropolitan Transportation Authority, New York, Revenue, 5%,
   November 2025                                                    350,000       360,588
New York, New York, CIFG, TCRS, CIFG, Series O, 5%, June 2022       325,000       336,570
New York, New York, City Municipal Water Finance Authority,
   Water and Sewer System Revenue, 5.125%, June 2022                205,000       207,376
New York, New York, City Transitional Finance Authority
   Future Tax Secured Refunding, Series A-1, 4.375%,
   November 2024                                                    500,000       488,450
Western Nassau County, New York, Water Authority, Water
   System Revenue, 5%, May 2024                                     500,000       523,050
Erie County, Hospital Authority PA Revenue, Erie County
   Geriatric Center, U. S. Treasury, 6.25%, July 2011               415,000       431,467
Puerto Rico Commonwealth Highway and Transportation Authority
   Highway Revenue, 6.25%, July 2012                                500,000       551,610
Puerto Rico Electric Power Authority, Power Revenue, Series
   PP, 5%, July 2023                                                575,000       597,314
Puerto Rico Industrial, Tourist, Educational, Medical and
   Environmental Control Facilities Financing Authority, 1998
   Series A, 5.375%, October 2013                                   435,000       453,244
Puerto Rico Public Finance Corporation Commonwealth
   Appropriation, 5.375%, June 2017                                 565,000       620,246

KEYCO BOND FUND, INC. - SCHEDULE OF INVESTMENTS
JUNE 30, 2007

                     LONG-TERM STATE AND                         PRINCIPAL        FAIR
                    MUNICIPAL OBLIGATIONS                          AMOUNT        VALUE
                    ---------------------                       -----------   -----------
ALL OTHER STATES AND TERRITORIES (CONTINUED)
Canutillo, Texas, Independent School District, 5%, August
   2023                                                         $   450,000   $   460,318
Conroe, Texas, Independent School District and Schoolhouse,
   5.3%, February 2020                                              445,000       454,968
Conroe, Texas, Independent School District and Schoolhouse,
   5.3%, February 2020                                               35,000        35,581
Corpus Christi, Texas, Business and Job Development Corporate
   Sales Tax Revenue, 5%, September 2021                            475,000       490,637
Frisco, Texas, Certificates of Obligation, 5.25%, February
   2018                                                             500,000       519,280
Houston, Texas, Airport System Revenue, Series B, 5.5%,
   July 2020                                                        730,000       770,296
                                                                -----------   -----------
                                                                 11,540,000    12,054,209
                                                                -----------   -----------
      Total investments                                         $24,180,000   $25,085,818
                                                                ===========   ===========

NOTE TO INVESTMENT PORTFOLIO:

On June 30, 2007, the cost of investments in securities was $24,493,951. The aggregate gross unrealized appreciation and depreciation of investments in securities, based on this cost, were:

Gross unrealized appreciation   $847,950
Gross unrealized depreciation    256,083
                                --------
   Net unrealized appreciation  $591,867
                                ========

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)), within 90 days prior to the filing of this report, the registrant's principal executive officer and principal financial officer determined that the registrant's disclosure controls and procedures are appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 3. EXHIBITS.

     (1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KEYCO BOND FUND, INC.


By: /s/ Joel D. Tauber
    ---------------------------------
    Joel D. Tauber, President
Date: July 20, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Joel D. Tauber
    ---------------------------------
    Joel D. Tauber, President

Date: July 20, 2007


By: /s/ Ellen T. Horing
    ---------------------------------
    Ellen T. Horing, Treasurer

Date: July 20, 2007

                                  EXHIBIT INDEX

Exhibit No.         Description
-----------         -----------
EX.99.302CERT (2)   Certifications pursuant to Section 302 of the Sarbanes-Oxley
                    Act of 2002.